advance billings and customer deposits (Tables)	12 Months Ended
Dec. 31, 2024
advance billings and customer deposits
Disclosure of advance billings and customer accounts

As at December 31 (millions)	2024	2023
Advance billings	$820	$718
Deferred customer activation and connection fees	3	3
Customer deposits	15	15
Contract liabilities	838	736
Other	201	235
	$1,039	$971

Schedule of changes in contract liabilities

Years ended December 31 (millions)	Note	2024	2023
Balance, beginning of period		$974	$914
Revenue deferred in previous period and recognized in current period		(631)	(625)
Net additions arising from operations		737	678
Additions arising from business acquisitions		22	7
Balance, end of period		$1,102	$974
Current		$987	$886
Non-current	27
Deferred revenues		112	84
Deferred customer activation and connection fees		3	4
		$1,102	$974
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities		$987	$886
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)	(132)	(137)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)	(17)	(13)
		$838	$736